Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 75,938,305	$ 73,848,788
Less: Accumulated depreciation	(31,591,659)	(27,240,599)
Property, plant and equipment, net	44,346,646	46,608,189
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,144,328	12,863,535
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	56,482,962	55,256,545
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	239,137	277,176
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,719,918	4,443,682
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	26,516	81,471
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,325,444	$ 926,379